Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Interest and penalties on unrecognized tax benefits			$ 6,200	$ 13,400	$ 8,600
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			26,700	29,200	26,100
Operating Loss Carryforwards [Line Items]
Increases for positions related to prior years			4,801	10,704	16,627
Decreases for positions related to prior years			0	15,941	588
Settlements with tax authority			0	8,714	0
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority				8,600
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense			6,200	13,400	8,600
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			$ 26,700	29,200	$ 26,100
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Increases for positions related to prior years				7,600
Settlement with Taxing Authority
Operating Loss Carryforwards [Line Items]
Decreases for positions related to prior years				$ 15,400
Payments for Other Taxes	$ 900	$ 7,900